CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	$ 264,737	$ 273,017
Cost of sales excluding depreciation and amortization	186,340	223,729
Depreciation and amortization	29,054	33,939
Mine operating margin	49,343	15,349
Other expenses/(income)
Exploration expense	3,195	2,959
General and administrative	19,091	16,428
Finance expense, net	7,623	18,072
Other expense/(income)	11,565	(3,603)
Impairment charges	56,762	0
Loss/(gain) on fair value of financial instruments, net	1,642	(6,786)
Loss before tax	(50,535)	(11,721)
Income tax expense	27,439	12,350
Net loss and comprehensive loss	(77,974)	(24,071)
Net loss attributable to non-controlling interest	(10,540)	(5,948)
Net loss attributable to Golden Star shareholders	$ (67,434)	$ (18,123)
Net loss per share attributable to Golden Star shareholders
Basic (usd per share)	$ (0.62)	$ (0.21)
Diluted (usd per share)	$ (0.62)	$ (0.21)
Weighted average shares outstanding-basic (in shares)	109.0	84.3
Weighted average shares outstanding-diluted (in shares)	109.0	84.3